FINANCING AND FINANCIAL INSTRUMENTS - Summary of Assets and Liabilities Based on Categories (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 4,867	$ 2,172	$ 2,574	$ 2,501
Restricted cash	128	182
Trade accounts receivable and other	3,569	4,432
Inventories	17,296	20,744
Prepaid expenses and other current assets	2,756	2,834
Assets held for sale	0	2,111
Total current assets	28,616	32,475
Non-current assets:
Goodwill and intangible assets	5,432	5,728
Property, plant and equipment and biological assets	36,231	35,638
Investments in associates and joint ventures	6,529	4,906
Other investments	772	855
Deferred tax assets	8,680	8,287
Other assets	1,648	3,360
Total non-current assets	59,292	58,774
Total assets	87,908	91,249
Current liabilities:
Short-term debt and current portion of long-term debt	2,869	3,167
Trade accounts payable and other	12,614	13,981
Short-term provisions	516	539
Accrued expenses and other liabilities	4,910	4,709
Income tax liabilities	378	238
Liabilities held for sale	0	821
Total current liabilities	21,287	23,455
Non-current liabilities:
Long-term debt, net of current portion	11,471	9,316
Deferred tax liabilities	2,331	2,374
Deferred employee benefits	7,343	6,982
Long-term provisions	2,475	1,995	1,612
Other long-term obligations	2,518	3,019
Total non-current liabilities	26,138	23,686
Equity:
Equity attributable to the equity holders of the parent	38,521	42,086
Non-controlling interests	1,962	2,022
Total equity	40,483	44,108	$ 40,855	$ 32,325
Total liabilities and equity	87,908	91,249
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	485	528
Accrued expenses and other liabilities	1,075	1,212
Income tax liabilities	378	238
Liabilities held for sale		821
Total current liabilities	1,938	2,799
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	2,331	2,374
Deferred employee benefits	7,343	6,982
Long-term provisions	2,465	1,984
Other long-term obligations	501	457
Total non-current liabilities	12,640	11,797
Equity:
Equity attributable to the equity holders of the parent	38,521	42,086
Non-controlling interests	1,962	2,022
Total equity	40,483	44,108
Total liabilities and equity	55,061	58,704
Financial liabilities | Liabilities at amortized cost
Current liabilities:
Short-term debt and current portion of long-term debt	2,869	3,167
Trade accounts payable and other	12,614	13,981
Short-term provisions	31	11
Accrued expenses and other liabilities	3,527	3,307
Income tax liabilities	0	0
Liabilities held for sale		0
Total current liabilities	19,041	20,466
Non-current liabilities:
Long-term debt, net of current portion	11,471	9,316
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	10	11
Other long-term obligations	1,779	1,854
Total non-current liabilities	13,260	11,181
Equity:
Total liabilities and equity	32,301	31,647
Financial liabilities | Fair value recognized in profit or loss
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	0	0
Income tax liabilities	0	0
Liabilities held for sale		0
Total current liabilities	0	0
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	0	0
Total non-current liabilities	0	0
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	308	190
Income tax liabilities	0	0
Liabilities held for sale		0
Total current liabilities	308	190
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	238	708
Total non-current liabilities	238	708
Equity:
Total liabilities and equity	546	898
Non-financial assets
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	17,296	20,744
Prepaid expenses and other current assets	1,305	1,405
Assets held for sale		2,111
Total current assets	18,601	24,260
Non-current assets:
Goodwill and intangible assets	5,432	5,728
Property, plant and equipment and biological assets	36,172	35,589
Investments in associates and joint ventures	6,529	4,906
Other investments	0	0
Deferred tax assets	8,680	8,287
Other assets	388	526
Total non-current assets	57,201	55,036
Total assets	75,802	79,296
Financial assets
Current assets:
Cash and cash equivalents	0
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	4,867	2,172
Restricted cash	128	182
Trade accounts receivable and other	3,146	3,957
Inventories	0	0
Prepaid expenses and other current assets	1,047	812
Assets held for sale		0
Total current assets	9,188	7,123
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	0	0
Investments in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	1,130	1,188
Total non-current assets	1,130	1,188
Total assets	10,318	8,311
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	136	0
Assets held for sale		0
Total current assets	136	0
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	59	49
Investments in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	0	1,037
Total non-current assets	59	1,086
Total assets	195	1,086
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	423	475
Inventories	0	0
Prepaid expenses and other current assets	0	0
Assets held for sale		0
Total current assets	423	475
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	0	0
Investments in associates and joint ventures	0	0
Other investments	772	855
Deferred tax assets	0	0
Other assets	0	0
Total non-current assets	772	855
Total assets	1,195	1,330
Financial assets | Derivatives
Current assets:
Cash and cash equivalents		0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	268	617
Assets held for sale		0
Total current assets	268	617
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	0	0
Investments in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	130	609
Total non-current assets	130	609
Total assets	$ 398	$ 1,226